CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]		Total
Balance at Dec. 31, 2018	$ 2,625	$ 924,856	$ (5,380)	$ (666,932)	[1]	$ 255,169	[1]
Balance, shares at Dec. 31, 2018	55,176,107
Stock-based compensation of options		2,135				2,135
Exercise of stock options	$ 18	357				375
Exercise of stock options, shares	317,151
Dividend distribution						(24,864)
Comprehensive income (loss)			332	36,858	[1]	37,190	[1]
Balance at Dec. 31, 2019	$ 2,643	927,348	(5,048)	(654,938)	[1]	270,005	[1]
Balance, shares at Dec. 31, 2019	55,493,258
Stock-based compensation of options		1,282				1,282
Exercise of stock options	$ 4	(4)
Exercise of stock options, shares	66,380
Dividend distribution				(19,999)		(19,999)
Dividend payable				(35,003)		(35,003)
Comprehensive income (loss)			(969)	35,076	[1]	34,107	[1]
Balance at Dec. 31, 2020	$ 2,647	928,626	(6,017)	(674,864)	[1]	$ 250,392	[1]
Balance, shares at Dec. 31, 2020	55,559,638					55,559,638
Stock-based compensation of options		1,304				$ 1,304
Exercise of stock options	$ 59	(59)
Exercise of stock options, shares	979,599
Comprehensive income (loss)			(340)	(3,033)		(3,373)
Balance at Dec. 31, 2021	$ 2,706	$ 929,871	$ (6,357)	$ (677,897)		$ 248,323
Balance, shares at Dec. 31, 2021	56,539,237					56,539,237

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.